Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares beginning balance	187	187	197
Beginning balance	$ (1,849)	$ (1,465)	$ (1,131)
Share capital consolidation			(10)
Number of shares ending balance	187	187	187
Ending balance	$ (1,474)	$ (1,849)	$ (1,465)
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	53	52	50
Exchange adjustments	0	1	2
Ending balance	53	53	52
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	103	99	96
Exchange adjustments	(2)	4	3
Ending balance	101	103	99
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	156	151	146
Exchange adjustments	(2)	5	5
Ending balance	$ 154	$ 156	$ 151